Basis of Presentation and Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis Of Presentation And Recent Accounting Pronouncements [Text Block]
1.          Basis of Presentation and Recent Accounting Pronouncements

The accompanying unaudited consolidated condensed financial statements contain all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the periods presented.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) have been condensed or omitted pursuant to the rules and regulations of the United States Securities and Exchange Commission (SEC). These consolidated condensed financial statements should be read in conjunction with the audited financial statements and footnotes thereto in the Axion Power International, Inc. (“the Company”) Annual Report on Form 10-K for the year ended December 31, 2012. The results of operations for the three and nine month periods ended September 30, 2013 are not necessarily indicative of results of operations for the Company’s 2013 calendar year.

Certain amounts in the 2012 consolidated financial statements have been reclassified to conform to the current presentation.

Recently Adopted Accounting Pronouncements

In the three months ended March 31, 2013, the Company conformed its presentation of results of operations, in accordance with new guidance on the presentation of comprehensive income (loss). The guidance requires total comprehensive income (loss) for interim periods to be presented in a single continuous statement or in two separate, but consecutive, statements. The new guidance does not change where the components of comprehensive income (loss) are recognized.

During the current quarter, no new accounting standards were adopted that would have a significant impact on the Company’s consolidated financial position, results of operations and cash flows.

Note 1 — Basis of Presentation

Axion Power International, Inc. (the “Company”, Axion, “we”, “our”, or “us”) is a company whose primary purpose is to develop, design, manufacture and sell advanced energy storage devices and components that are based on our patented PbC Technology. In addition we manufacture standard and specialty lead-acid batteries. Our new PbC® batteries and components, which are manufactured primarily through the use of activated carbon as an alternative to lead in the battery’s negative electrode, have application to virtually all energy system storage functions. It is the Company’s long term goal to become a primary supply source of PbC negative electrodes to established battery manufacturers.